Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 29, 2013
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2013
Prospectus Date	rr_ProspectusDate	Nov. 29, 2013
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABEX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABGX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABHX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABJX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABKX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABLX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABIX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABOX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABFX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABQX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABRX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABPX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABMX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABNX